Discontinued Operations (Tables)	6 Months Ended
Jun. 30, 2018
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Discontinued Operation
The following table presents a reconciliation of the major classes of line items constituting pretax profit of discontinued operations to after-tax profit reported in discontinued operations for the three- and six-month periods ended June 30, 2017, and the year ended December 31, 2017:

	Six months ended June 30,	Three months ended June 30,	Year ended December 31,
	2017	2017	2017
	U.S. dollars	U.S. dollars	U.S. dollars
Revenues from discontinued operations	21,299	11,663	36,447
Cost of revenues	12,726	7,593	21,368

Gross profit from discontinued operations	8,573	4,070	15,079

Research and development costs	1,856	957	3,228
Selling, general and administrative expenses	2,234	1,080	6,260
Financial expenses, net	(144)	(52)	(96)
Gain on sale of discontinued operation	-	-	12,807

Income from discontinued operations before taxes	4,339	1,981	18,302

Income tax	(505)	(194)	(6,028)

Income from discontinued operations	3,834	1,787	12,274